Costs and expenses by nature: (Details) $ in Thousands, $ in Millions		12 Months Ended
	Sep. 20, 2017 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Costs and expenses by nature:
Short term benefits		$ 1,039,883	$ 1,199,217	$ 1,118,926
Electric power		382,026	474,719	458,827
Maintenance and conservation		447,884	699,557	673,603
Professional fees		251,621	308,740	306,169
Insurance and bonds		127,750	225,252	200,477
Surveillance services	$ 29.7	275,206	325,613	310,065
Cleaning services		207,599	232,219	229,003
Technical assistance (Note 15.4)		175,615	404,086	386,249
Right of use of assets under concession		535,379	986,850	898,253
Amortization and depreciation of intangible assets, furniture and equipment		1,934,766	1,836,897	1,760,741
Consumption of commercial items		169,298	323,899	300,845
Construction services (Note 3.1.3)		3,657,086	1,236,193	935,774
Termination benefits (Note 18.17)		2,382	1,922	1,595
Employees' statutory profit sharing		3,115	10,250	8,052
Impairment of accounts receivable (Note 6)		154,417	12,127	6,241
Other		143,409	267,521	171,089
Total aeronautical and non-aeronautical services costs, costs of construction services and administrative expenses		$ 9,507,436	$ 8,545,062	$ 7,765,909